INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Beginning balance	€ 41,705
Ending balance	38,133	€ 41,705
Selling, general and administrative expenses
INTANGIBLE ASSETS
Amortization	12,147	7,981
Cost
INTANGIBLE ASSETS
Beginning balance	58,562	39,749
Additions	9,391	7,377
Acquired through business combination (Note 6)		10,298
Effect of movement in exchange rates	(1,057)	1,138
Ending balance	66,896	58,562
Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(16,857)	(8,904)
Additions	(12,147)	(7,981)
Effect of movement in exchange rates	241	28
Ending balance	(28,763)	(16,857)
Intellectual Property
INTANGIBLE ASSETS
Beginning balance	11,611
Ending balance	9,651	11,611
Intellectual Property | Cost
INTANGIBLE ASSETS
Beginning balance	17,722	15,223
Additions	649	659
Acquired through business combination (Note 6)		1,471
Effect of movement in exchange rates	(275)	369
Ending balance	18,096	17,722
Intellectual Property | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(6,111)	(3,890)
Additions	(2,484)	(2,238)
Effect of movement in exchange rates	150	17
Ending balance	(8,445)	(6,111)
Deferred Development Costs
INTANGIBLE ASSETS
Beginning balance	7,313
Ending balance	10,325	7,313
Deferred Development Costs | Cost
INTANGIBLE ASSETS
Beginning balance	12,881	6,186
Additions	8,742	6,709
Effect of movement in exchange rates	(28)	(14)
Ending balance	21,595	12,881
Deferred Development Costs | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(5,568)	(2,411)
Additions	(5,667)	(3,161)
Effect of movement in exchange rates	(35)	4
Ending balance	(11,270)	(5,568)
Customer Relationships
INTANGIBLE ASSETS
Beginning balance	21,123
Ending balance	17,306	21,123
Customer Relationships | Cost
INTANGIBLE ASSETS
Beginning balance	25,473	16,584
Acquired through business combination (Note 6)		8,131
Effect of movement in exchange rates	(715)	758
Ending balance	24,758	25,473
Customer Relationships | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(4,350)	(2,166)
Additions	(3,238)	(2,186)
Effect of movement in exchange rates	136	2
Ending balance	(7,452)	(4,350)
Brands
INTANGIBLE ASSETS
Beginning balance	1,398
Ending balance	718	1,398
Brands | Cost
INTANGIBLE ASSETS
Beginning balance	2,177	1,692
Acquired through business combination (Note 6)		462
Effect of movement in exchange rates	(29)	23
Ending balance	2,148	2,177
Brands | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(779)	(431)
Additions	(663)	(350)
Effect of movement in exchange rates	12	2
Ending balance	(1,430)	(779)
Other
INTANGIBLE ASSETS
Beginning balance	260
Ending balance	133	260
Other | Cost
INTANGIBLE ASSETS
Beginning balance	309	64
Additions		9
Acquired through business combination (Note 6)		234
Effect of movement in exchange rates	(10)	2
Ending balance	299	309
Other | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(49)	(6)
Additions	(95)	(46)
Effect of movement in exchange rates	(22)	3
Ending balance	€ (166)	€ (49)